Short-term investments	12 Months Ended
Dec. 31, 2015
Short-term investments [Abstract]
Short-term investments

7. Short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2014	2015
	US$	US$
Variable-rate financial instruments	207,257	29,351
Available-for-sale securities	8,889	11,867
Total	216,146	41,218

The Group purchased stock of a US listed company in private placement in December 2014 at a cost of US$10,000 and accounted for it as available-for-sale securities. For the year ended December 31, 2014 and 2015, approximately US$1,111 of unrealized loss and US$2,978 of unrealized gain on available-for-sale securities was recognized in accumulated other comprehensive loss, respectively.